As filed with the Securities and Exchange Commission on January 21, 2015.

Registration Nos. 2-99356

811-04367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 218	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 220	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Active Portfolios Multi-Manager Alternative Strategies Fund, Active Portfolios Multi-Manager Core Plus Bond Fund, Active Portfolios Multi-Manager Small Cap Equity Fund, Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Global Technology Growth Fund, Columbia Greater China Fund, Columbia Mid Cap Growth Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I and Columbia Value and Restructuring Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS SERIES TRUST I, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 21st day of January, 2015.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 21st day of January, 2015.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen	President	/s/ David M. Moffett*	Trustee
Christopher O. Petersen	(Principal Executive Officer)	David M. Moffett

/s/ Michael G. Clarke	Chief Financial Officer	/s/ Charles R. Nelson*	Trustee
Michael G. Clarke	(Principal Financial Officer)	Charles R. Nelson

/s/ Joseph F. DiMaria	Chief Accounting Officer	/s/ John J. Neuhauser*	Trustee
Joseph F. DiMaria	(Principal Accounting Officer)	John J. Neuhauser

/s/ Douglas A. Hacker*	Chair of the Board	/s/ Patrick J. Simpson*	Trustee
Douglas A. Hacker		Patrick J. Simpson

/s/ Janet Langford Kelly*	Trustee	/s/ William F. Truscott*	Trustee
Janet Langford Kelly		William F. Truscott

/s/ Nancy T. Lukitsh*	Trustee	/s/ Anne-Lee Verville*	Trustee
Nancy T. Lukitsh		Anne-Lee Verville

/s/ William E. Mayer*	Trustee
William E. Mayer

*	By:	/s/ Ryan C. Larrenaga
	Name:	Ryan C. Larrenaga**
Attorney-in-fact

**	Executed by Ryan C. Larrenaga on behalf of William F. Truscott pursuant to a Power of Attorney dated March 9, 2012, and incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(7)), filed with the Commission on March 14, 2012, on behalf of Nancy T. Lukitsh pursuant to a Power of Attorney dated August 24, 2011, and incorporated by reference to Post-Effective Amendment No. 128 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(7)), filed with the Commission on August 31, 2011, on behalf of David M. Moffett pursuant to a Power of Attorney dated May 1, 2011 and incorporated by reference to Post-Effective Amendment No. 125 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(6)), filed with the Commission on May 19, 2011 and on behalf of each of the other Trustees pursuant to a Power of Attorney dated May 1, 2010 and incorporated by reference to Post-Effective Amendment No. 105 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(i)), filed with the Commission on May 28, 2010.

SIGNATURES

ASGM Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Active Portfolios Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASGM Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, on the 21st day of January, 2015.

ASGM OFFSHORE FUND, LTD.

By	: /s/ Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Active Portfolios Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASGM Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the on the 21st day of January, 2015

Signature	Capacity

/s/ Amy K. Johnson	Director, ASGM Offshore Fund, Ltd
Amy K. Johnson

/s/ Anthony P. Haugen	Director, ASGM Offshore Fund, Ltd
Anthony P. Haugen

/s/ Christopher O. Petersen	Director, ASGM Offshore Fund, Ltd
Christopher O. Petersen

SIGNATURES

ASMF Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Active Portfolios Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASMF Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, on the 21st day of January, 2015

ASMF OFFSHORE FUND, LTD.

By:	/s/ Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Active Portfolios Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASMF Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the on the 21st day of January, 2015.

Signature	Capacity

/s/ Amy K. Johnson	Director, ASMF Offshore Fund, Ltd
Amy K. Johnson

/s/ Anthony P. Haugen	Director, ASMF Offshore Fund, Ltd
Anthony P. Haugen

/s/ Christopher O. Petersen	Director, ASMF Offshore Fund, Ltd
Christopher O. Petersen

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase